Property, plant and equipment (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		₨ 22,306,077
Balance at the ending		32,210,394	$ 386,337	₨ 22,306,077
Freehold [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		206,867
Balance at the ending		206,867		206,867
Building [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		4,273,827
Balance at the ending		8,768,948		4,273,827
Plant and machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		8,909,150
Balance at the ending		9,683,288		8,909,150
Property, plant and equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		17,001,842
Balance at the ending		19,839,077		17,001,842
Computer Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		256,584
Balance at the ending		259,718		256,584
Office Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		926,659
Balance at the ending		902,795		926,659
Fixtures and fittings [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		2,428,731
Balance at the ending		14,296		2,428,731
Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		24
Balance at the ending		3,165		24
Construction in Progress [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		5,304,235
Balance at the ending		12,371,317		5,304,235
Gross carrying amount [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		36,492,945		30,761,766
Additions		6,418,868		5,808,691
Disposals or Deletions		29,350		77,512
Reclassification	[1]	0
Balance at the ending		42,882,463		36,492,945
Gross carrying amount [member] | Freehold [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		206,867		147,176
Additions		0		59,691
Disposals or Deletions		0
Balance at the ending		206,867		206,867
Gross carrying amount [member] | Building [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		6,238,669		4,944,478
Additions		3,273,178		1,304,500
Disposals or Deletions		27		10,309
Reclassification	[1]	4,420,100
Balance at the ending		13,931,920		6,238,669
Gross carrying amount [member] | Plant and machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		21,303,005		17,512,223
Additions		2,710,939		3,839,433
Disposals or Deletions		11,692		48,651
Balance at the ending		24,002,252		21,303,005
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		36,492,945		30,761,766
Additions		6,418,868		5,808,691
Disposals or Deletions		29,350		77,512
Reclassification	[1]	0
Balance at the ending		42,882,463		36,492,945
Gross carrying amount [member] | Computer Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		2,037,261		1,863,469
Additions		163,271		191,867
Disposals or Deletions		16,879		18,075
Balance at the ending		2,183,653		2,037,261
Gross carrying amount [member] | Office Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		2,106,995		1,695,295
Additions		265,633		411,700
Disposals or Deletions		570		0
Balance at the ending		2,372,058		2,106,995
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		4,590,427		4,589,404
Additions		2,706		1,500
Disposals or Deletions		178		477
Reclassification	[1]	(4,420,100)
Balance at the ending		172,855		4,590,427
Gross carrying amount [member] | Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		9,721		9,721
Additions		3,141		0
Disposals or Deletions		4		0
Balance at the ending		12,858		9,721
Accumulated depreciation and amortisations [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		19,491,103		16,612,122
Depreciation for the year		3,579,077		2,956,471
Disposals or Deletions		26,794		77,490
Reclassification		0
Balance at the ending		23,043,386		19,491,103
Accumulated depreciation and amortisations [Member] | Freehold [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		0
Depreciation for the year		0
Disposals or Deletions		0
Balance at the ending		0		0
Accumulated depreciation and amortisations [Member] | Building [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		1,964,842		1,058,496
Depreciation for the year		1,194,556		916,646
Disposals or Deletions		26		10,300
Reclassification		2,003,600
Balance at the ending		5,162,972		1,964,842
Accumulated depreciation and amortisations [Member] | Plant and machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		12,393,855		10,842,235
Depreciation for the year		1,934,332		1,600,493
Disposals or Deletions		9,223		48,873
Balance at the ending		14,318,964		12,393,855
Accumulated depreciation and amortisations [Member] | Property, plant and equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		19,491,103		16,612,122
Depreciation for the year		3,579,077		2,956,471
Disposals or Deletions		26,794		77,490
Reclassification		0
Balance at the ending		23,043,386		19,491,103
Accumulated depreciation and amortisations [Member] | Computer Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		1,780,677		1,630,581
Depreciation for the year		160,078		167,923
Disposals or Deletions		16,820		17,827
Balance at the ending		1,923,935		1,780,677
Accumulated depreciation and amortisations [Member] | Office Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		1,180,336		909,833
Depreciation for the year		289,494		270,508
Disposals or Deletions		567		5
Balance at the ending		1,469,263		1,180,336
Accumulated depreciation and amortisations [Member] | Fixtures and fittings [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		2,161,696		2,161,280
Depreciation for the year		617		901
Disposals or Deletions		154		485
Reclassification		(2,003,600)
Balance at the ending		158,559		2,161,696
Accumulated depreciation and amortisations [Member] | Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning		9,697		9,697
Disposals or Deletions		4
Balance at the ending		₨ 9,693		₨ 9,697

[1]	The Company incurred costs on Improvements comprising expenses for building interiors, electrical work, etc, which become an integral part of the building. These expenses are incurred to make the civil structure of the building ready for the intended use. These expenses on improvement are capitalized and depreciated over its estimated useful life of 5 years in accordance with the accounting policy consistently applied by the Company. The Company believes that it is more appropriate to disclose such improvements as a part of Buildings rather than as part of Furniture and Fittings. Hence the cost of such Improvements and the accumulated depreciation thereon, as on April 1, 2023 has been transferred as part of Building for a better presentation.